American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Real Return Fund
September 30, 2019

Multi-Asset Real Return - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 50.7%
Aerospace and Defense — 1.9%
Airbus SE	263	34,199
Boeing Co. (The)	69	26,252
Curtiss-Wright Corp.	230	29,755
L3Harris Technologies, Inc.	146	30,461
Raytheon Co.	157	30,802
Safran SA	174	27,430
Teledyne Technologies, Inc.(1)	123	39,605
		218,504
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	232	27,798
XPO Logistics, Inc.(1)(2)	446	31,920
		59,718
Airlines — 0.3%
Southwest Airlines Co.	536	28,949
Banks — 1.1%
Citizens Financial Group, Inc.	954	33,743
First Horizon National Corp.	1,806	29,257
JPMorgan Chase & Co.	314	36,955
U.S. Bancorp	610	33,757
		133,712
Beverages — 0.4%
Coca-Cola Co. (The)	396	21,558
PepsiCo, Inc.	211	28,928
		50,486
Biotechnology — 0.2%
Gilead Sciences, Inc.	426	27,000
Building Products — 0.3%
Johnson Controls International plc	737	32,347
Capital Markets — 0.5%
Intercontinental Exchange, Inc.	336	31,003
S&P Global, Inc.	132	32,337
		63,340
Chemicals — 1.5%
Air Liquide SA	90	12,824
Air Products & Chemicals, Inc.	77	17,083
Axalta Coating Systems Ltd.(1)	625	18,844
Ecolab, Inc.	59	11,684
FMC Corp.	171	14,993
Linde plc	77	14,917
NewMarket Corp.	26	12,274
Nutrien Ltd.(2)	228	11,358
Orica Ltd.	1,014	15,446
PPG Industries, Inc.	106	12,562

RPM International, Inc.	175	12,042
Scotts Miracle-Gro Co. (The)	117	11,913
Sherwin-Williams Co. (The)	23	12,647
		178,587
Commercial Services and Supplies — 0.3%
Waste Management, Inc.	267	30,705
Communications Equipment — 0.7%
Cisco Systems, Inc.	567	28,016
Lumentum Holdings, Inc.(1)	479	25,655
Motorola Solutions, Inc.	181	30,844
		84,515
Construction and Engineering — 0.3%
Jacobs Engineering Group, Inc.	334	30,561
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	59	16,172
Vulcan Materials Co.	131	19,812
		35,984
Consumer Finance — 0.2%
Ally Financial, Inc.	848	28,120
Containers and Packaging — 0.4%
Avery Dennison Corp.	101	11,470
Ball Corp.	164	11,941
Crown Holdings, Inc.(1)	184	12,155
Graphic Packaging Holding Co.	724	10,679
		46,245
Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV	9,331	29,111
Electric Utilities — 0.6%
FirstEnergy Corp.	749	36,124
NextEra Energy, Inc.	130	30,289
		66,413
Electrical Equipment — 0.5%
Eaton Corp. plc	333	27,689
Hubbell, Inc.	197	25,886
		53,575
Electronic Equipment, Instruments and Components — 0.8%
Keysight Technologies, Inc.(1)	289	28,105
TE Connectivity Ltd.	296	27,581
Zebra Technologies Corp., Class A(1)	189	39,004
		94,690
Equity Real Estate Investment Trusts (REITs) — 15.5%
Acadia Realty Trust	552	15,776
Advance Residence Investment Corp.	7	23,003
Agree Realty Corp.	729	53,326
Alexandria Real Estate Equities, Inc.	474	73,015
Allied Properties Real Estate Investment Trust	568	22,967
Americold Realty Trust(2)	2,043	75,734
Brixmor Property Group, Inc.	379	7,690
Camden Property Trust	673	74,710

Canadian Apartment Properties REIT	611	25,121
CapitaLand Commercial Trust	10,400	15,564
CareTrust REIT, Inc.	370	8,697
Charter Hall Group	4,417	34,745
Comforia Residential REIT, Inc.	3	9,628
CyrusOne, Inc.	306	24,205
Embassy Office Parks REIT(1)	800	4,527
Equinix, Inc.	91	52,489
Equity Residential	789	68,059
Essential Properties Realty Trust, Inc.	1,154	26,438
Extra Space Storage, Inc.	187	21,845
Gaming and Leisure Properties, Inc.	1,139	43,555
Gecina SA	141	22,155
GLP J-Reit	25	33,154
Goodman Group	5,307	50,782
HCP, Inc.	1,758	62,638
Hudson Pacific Properties, Inc.	1,123	37,576
Inmobiliaria Colonial Socimi SA	1,262	15,227
Invesco Office J-Reit, Inc.	196	38,961
Invitation Homes, Inc.	2,048	60,641
Kilroy Realty Corp.	539	41,983
Link REIT	4,500	49,403
Mapletree Commercial Trust	11,700	19,387
Northview Apartment Real Estate Investment Trust	773	16,815
Orix JREIT, Inc.	28	61,136
ProLogis, Inc.	1,266	107,889
Rexford Industrial Realty, Inc.	1,448	63,741
Ryman Hospitality Properties, Inc.	268	21,925
Safestore Holdings plc	2,893	23,773
SBA Communications Corp.	103	24,838
Segro plc	5,719	57,014
Spirit Realty Capital, Inc.	481	23,021
STORE Capital Corp.	1,618	60,529
Sun Communities, Inc.	498	73,928
UDR, Inc.	1,130	54,782
UNITE Group plc (The)	1,918	25,753
VICI Properties, Inc.	1,132	25,640
Welltower, Inc.	627	56,838
		1,810,623
Food and Staples Retailing — 0.6%
Costco Wholesale Corp.	97	27,947
Walmart, Inc.	314	37,265
		65,212
Food Products — 0.6%
Mondelez International, Inc., Class A	592	32,750
Nestle SA	336	36,447
		69,197
Health Care Equipment and Supplies — 1.8%
Abbott Laboratories	342	28,615

Boston Scientific Corp.(1)	668	27,181
Danaher Corp.	206	29,752
Edwards Lifesciences Corp.(1)	145	31,887
Insulet Corp.(1)(2)	244	40,243
Stryker Corp.	132	28,552
Teleflex, Inc.	80	27,180
		213,410
Health Care Providers and Services — 0.7%
Anthem, Inc.	114	27,372
HCA Healthcare, Inc.	253	30,466
Quest Diagnostics, Inc.	273	29,219
		87,057
Hotels, Restaurants and Leisure — 0.7%
Dunkin' Brands Group, Inc.	259	20,554
Hilton Worldwide Holdings, Inc.	380	35,382
Starbucks Corp.	292	25,819
		81,755
Household Durables — 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	13,863
Household Products — 0.5%
Kimberly-Clark Corp.	136	19,319
Procter & Gamble Co. (The)	266	33,085
		52,404
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	214	36,209
Internet and Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd. ADR(1)	159	26,590
Amazon.com, Inc.(1)	20	34,718
		61,308
IT Services — 2.7%
Accenture plc, Class A	176	33,854
Akamai Technologies, Inc.(1)	348	31,800
Booz Allen Hamilton Holding Corp.	439	31,178
FleetCor Technologies, Inc.(1)	111	31,832
GDS Holdings Ltd. ADR(1)	784	31,423
InterXion Holding NV(1)	640	52,134
Mastercard, Inc., Class A	105	28,515
NEXTDC Ltd.(1)(2)	3,256	13,518
PayPal Holdings, Inc.(1)	265	27,451
Visa, Inc., Class A	163	28,038
		309,743
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	398	30,499
Thermo Fisher Scientific, Inc.	114	33,205
		63,704
Machinery — 0.5%
Crane Co.	358	28,866
Ingersoll-Rand plc	277	34,129
		62,995

Media — 0.6%
Altice USA, Inc., Class A(1)	1,196	34,301
Comcast Corp., Class A	735	33,134
		67,435
Metals and Mining — 0.3%
BHP Group Ltd.	439	10,869
Rio Tinto plc ADR	371	19,325
		30,194
Multi-Utilities — 0.3%
Brookfield Infrastructure Partners LP	711	35,273
Multiline Retail — 0.2%
Target Corp.	266	28,438
Oil, Gas and Consumable Fuels — 2.3%
BP plc	2,374	15,010
Cheniere Energy Partners LP	254	11,552
Cheniere Energy, Inc.(1)	183	11,540
Chevron Corp.	122	14,469
Enbridge, Inc.	299	10,494
Energy Transfer LP	815	10,660
Enterprise Products Partners LP	527	15,062
Kinder Morgan, Inc.	568	11,707
Magellan Midstream Partners LP	230	15,242
Marathon Petroleum Corp.	216	13,122
MPLX LP	475	13,305
ONEOK, Inc.	213	15,696
Phillips 66	120	12,288
Phillips 66 Partners LP	290	16,420
Plains All American Pipeline LP	720	14,940
Plains GP Holdings LP, Class A(1)	616	13,078
TC Energy Corp.	304	15,741
TOTAL SA	307	15,982
Valero Energy Corp.	143	12,189
Williams Cos., Inc. (The)	434	10,442
		268,939
Pharmaceuticals — 1.6%
Catalent, Inc.(1)	562	26,785
Eli Lilly & Co.	219	24,491
Merck & Co., Inc.	334	28,116
Novartis AG	304	26,392
Novo Nordisk A/S, B Shares	550	28,399
Sanofi	324	30,044
Zoetis, Inc.	223	27,783
		192,010
Professional Services — 0.2%
Verisk Analytics, Inc.	155	24,512
Real Estate Management and Development — 3.4%
Aroundtown SA	2,328	19,041
Ayala Land, Inc.	27,080	25,850
CapitaLand Ltd.	7,900	20,235

CIFI Holdings Group Co. Ltd.	8,000	4,712
Corp. Inmobiliaria Vesta SAB de CV	10,367	15,907
Fabege AB	1,855	30,561
Hang Lung Properties Ltd.	4,000	9,092
LEG Immobilien AG	378	43,269
Longfor Group Holdings Ltd.	7,500	28,125
Mitsubishi Estate Co. Ltd.	2,600	50,345
Mitsui Fudosan Co. Ltd.	1,600	39,820
Pakuwon Jati Tbk PT	98,900	4,643
Shimao Property Holdings Ltd.	3,000	8,715
Shurgard Self Storage SA	307	9,788
Sun Hung Kai Properties Ltd.	500	7,228
Times China Holdings Ltd.(2)	8,000	12,541
VGP NV	136	12,422
Vonovia SE	1,107	56,156
		398,450
Road and Rail — 0.8%
Kansas City Southern	224	29,794
Norfolk Southern Corp.	185	33,237
Union Pacific Corp.	172	27,861
		90,892
Semiconductors and Semiconductor Equipment — 0.7%
KLA Corp.	200	31,890
QUALCOMM, Inc.	358	27,308
Teradyne, Inc.	363	21,022
		80,220
Software — 2.9%
Adobe, Inc.(1)	110	30,387
ANSYS, Inc.(1)	87	19,258
Coupa Software, Inc.(1)	169	21,897
DocuSign, Inc.(1)	606	37,524
Dynatrace, Inc.(1)	877	16,374
Fortinet, Inc.(1)	355	27,250
j2 Global, Inc.	310	28,154
Microsoft Corp.	264	36,704
Proofpoint, Inc.(1)	255	32,908
salesforce.com, Inc.(1)	195	28,946
ServiceNow, Inc.(1)	107	27,162
Synopsys, Inc.(1)	245	33,626
		340,190
Specialty Retail — 0.7%
Aaron's, Inc.	385	24,740
Lowe's Cos., Inc.	257	28,260
O'Reilly Automotive, Inc.(1)	71	28,294
		81,294
Textiles, Apparel and Luxury Goods — 0.5%
Columbia Sportswear Co.	311	30,133

Puma SE	387	29,948
		60,081
TOTAL COMMON STOCKS (Cost $5,131,780)		5,917,970
U.S. TREASURY SECURITIES — 15.0%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(3)	81,668	91,003
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	161,588	179,653
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	203,460	206,174
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	318,645	322,733
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	300,912	304,336
U.S. Treasury Notes, 2.50%, 2/28/21	450,000	454,667
U.S. Treasury Notes, 1.625%, 8/15/29	200,000	199,157
TOTAL U.S. TREASURY SECURITIES (Cost $1,754,217)		1,757,723
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.1%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	2,053	2,194
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.28%, 2/25/35	23,765	24,294
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.36%, 8/25/34	9,869	9,612
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.63%, 8/25/35	18,436	19,055
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	21,509	22,256
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	3,805	3,906
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.99%, 8/25/35	13,055	13,674
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.48%, 9/25/35	18,463	19,048
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.26%, 8/25/35	20,249	20,016
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.65%, 4/25/35	4,825	4,960
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(4)	100,000	104,760
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.76%, (1-month LIBOR plus 0.74%), 9/25/44	7,919	7,966
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.47%, 7/25/36	58,230	56,735
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	3,888	4,000
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	52,374	53,922
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	44,112	44,479
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.97%, 3/25/35	14,419	14,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.09%, 5/25/35	7,364	7,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	19,094	19,237
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	20,450	20,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.15%, 3/25/36	24,504	24,481
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	45,958	46,982
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	10,332	10,320
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	10,514	10,732
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	12,523	12,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	1,628	1,660
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	2,733	2,742
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	1,603	1,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.89%, 1/25/38	2,887	2,812
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(4)	4,897	4,954
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $574,849)		592,139
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	25,612
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	50,000	53,987
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(4)	50,000	51,182

Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(4)	50,000	51,039
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	75,000	79,597
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 8/10/38(4)	50,000	51,551
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	50,000	51,933
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	50,000	51,677
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	75,000	76,891
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $487,812)		493,469
CORPORATE BONDS — 3.9%
Banks — 0.4%
Bank of America Corp., MTN, 3.25%, 10/21/27	15,000	15,607
CIT Group, Inc., 5.00%, 8/15/22	20,000	21,238
Citigroup, Inc., 4.45%, 9/29/27	10,000	10,919
		47,764
Containers and Packaging — 0.4%
Berry Global, Inc., 5.50%, 5/15/22	25,000	25,438
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(4)	25,000	25,656
		51,094
Electric Utilities — 0.4%
Duke Energy Progress LLC, 3.70%, 10/15/46	10,000	10,768
Exelon Generation Co. LLC, 5.60%, 6/15/42	5,000	5,960
IPALCO Enterprises, Inc., 3.45%, 7/15/20	30,000	30,183
		46,911
Equity Real Estate Investment Trusts (REITs) — 0.7%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	81,882
Hotels, Restaurants and Leisure — 0.4%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(4)	20,000	20,710
Boyd Gaming Corp., 6.875%, 5/15/23	25,000	26,031
		46,741
Media — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	20,000	20,267
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(4)	10,000	10,463
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	12,202
		42,932
Metals and Mining — 0.2%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	25,000	25,125
Oil, Gas and Consumable Fuels — 0.8%
Antero Resources Corp., 5.125%, 12/1/22(2)	15,000	13,238
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23(2)	25,000	23,812
MPLX LP, 6.25%, 10/15/22(4)	19,000	19,490
MPLX LP, 4.875%, 6/1/25	10,000	11,010
Oasis Petroleum, Inc., 6.875%, 3/15/22	25,000	23,438
		90,988
Specialty Retail — 0.2%
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	25,000	25,625
TOTAL CORPORATE BONDS (Cost $451,702)		459,062
ASSET-BACKED SECURITIES — 3.3%
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(4)	78,354	82,777
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	11,160	11,118

Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.31%, (1-month LIBOR plus 1.28%), 6/17/37(4)	100,000	99,790
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(4)	41,199	41,270
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	8,068	8,022
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(4)	24,705	24,698
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(4)	50,000	51,447
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(4)	10,389	10,386
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(4)	12,046	12,032
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(4)	9,142	9,122
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(4)	29,382	29,960
TOTAL ASSET-BACKED SECURITIES (Cost $374,572)		380,622
COLLATERALIZED LOAN OBLIGATIONS — 3.0%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.50%, (3-month LIBOR plus 1.20%), 1/15/29(4)	75,000	75,000
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.73%, (3-month LIBOR plus 1.45%), 4/20/31(4)	200,000	196,283
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.28%, (3-month LIBOR plus 0.96%), 4/16/31(4)	75,000	74,064
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $349,184)		345,347
EXCHANGE-TRADED FUNDS — 2.5%
Invesco DB Base Metals Fund	5,139	75,903
Invesco DB Energy Fund	13,661	182,772
SPDR Gold Shares(1)	274	38,050
TOTAL EXCHANGE-TRADED FUNDS (Cost $288,163)		296,725
TEMPORARY CASH INVESTMENTS — 11.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,375,389)	1,375,389	1,375,389
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(5) — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $204,051)	204,051	204,051
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $10,991,719)		11,822,497
OTHER ASSETS AND LIABILITIES — (1.2)%		(140,420)
TOTAL NET ASSETS — 100.0%		$11,682,077

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	535,323	USD	368,136	UBS AG	12/18/19	$(5,937)
AUD	59,653	USD	41,015	UBS AG	12/18/19	(654)
USD	127,937	AUD	189,097	UBS AG	12/18/19	(6)
USD	87,503	AUD	127,690	Bank of America N.A.	12/31/19	1,075
USD	23,616	AUD	34,462	Bank of America N.A.	12/31/19	290
BRL	1,529,664	USD	374,807	Goldman Sachs & Co.	12/18/19	(8,369)
BRL	132,164	USD	32,063	Goldman Sachs & Co.	12/18/19	(403)
CAD	10,320	USD	7,802	JPMorgan Chase Bank N.A.	12/31/19	—
CAD	11,084	USD	8,371	Morgan Stanley	12/31/19	9
USD	57,201	CAD	75,895	Morgan Stanley	12/31/19	(176)
USD	48,952	CAD	64,950	Morgan Stanley	12/31/19	(150)
CHF	121,629	USD	123,985	UBS AG	12/18/19	(1,288)
CHF	13,228	USD	13,431	UBS AG	12/18/19	(86)
USD	54,698	CHF	53,968	UBS AG	12/31/19	181
USD	125,083	CLP	89,276,784	Goldman Sachs & Co.	12/18/19	2,453

USD	10,187	CLP	7,232,004	Goldman Sachs & Co.	12/18/19	253
COP	422,716,810	USD	124,852	Goldman Sachs & Co.	12/18/19	(3,819)
COP	35,651,798	USD	10,569	Goldman Sachs & Co.	12/18/19	(361)
CZK	5,618,424	USD	238,848	UBS AG	12/18/19	(1,083)
CZK	749,138	USD	31,933	UBS AG	12/18/19	(231)
USD	133,244	CZK	3,131,207	UBS AG	12/18/19	735
USD	716	DKK	4,828	Goldman Sachs & Co.	12/30/19	6
USD	27,711	DKK	186,432	Goldman Sachs & Co.	12/30/19	289
EUR	110,910	USD	122,867	JPMorgan Chase Bank N.A.	12/18/19	(1,261)
EUR	111,696	USD	124,541	JPMorgan Chase Bank N.A.	12/18/19	(2,073)
EUR	753	USD	828	Credit Suisse AG	12/31/19	(2)
USD	248,275	EUR	222,606	JPMorgan Chase Bank N.A.	12/18/19	4,201
USD	727	EUR	657	Credit Suisse AG	12/31/19	6
USD	5,098	EUR	4,630	Credit Suisse AG	12/31/19	15
USD	152,123	EUR	136,512	Credit Suisse AG	12/31/19	2,265
USD	130,953	EUR	117,514	Credit Suisse AG	12/31/19	1,950
USD	25,408	EUR	22,800	Credit Suisse AG	12/31/19	378
GBP	682	USD	847	JPMorgan Chase Bank N.A.	12/31/19	(4)
USD	30,796	GBP	24,519	JPMorgan Chase Bank N.A.	12/31/19	533
USD	92,864	GBP	73,937	JPMorgan Chase Bank N.A.	12/31/19	1,607
HKD	58,799	USD	7,514	Bank of America N.A.	12/30/19	(6)
HKD	28,392	USD	3,625	Bank of America N.A.	12/30/19	—
USD	116,327	HKD	910,268	Bank of America N.A.	12/30/19	101
HUF	109,153,584	USD	363,603	UBS AG	12/18/19	(6,630)
HUF	74,507,147	USD	250,512	UBS AG	12/18/19	(6,845)
HUF	40,772,378	USD	134,963	UBS AG	12/18/19	(1,622)
USD	13,508	HUF	4,052,719	UBS AG	12/18/19	254
USD	731,626	HUF	220,380,390	UBS AG	12/18/19	10,900
USD	16,683	ILS	58,773	UBS AG	12/18/19	(293)
USD	120,191	ILS	423,170	UBS AG	12/18/19	(2,041)
USD	122,848	JPY	13,187,983	Bank of America N.A.	12/18/19	213
USD	14,632	JPY	1,569,028	Bank of America N.A.	12/18/19	41
USD	6,163	JPY	662,018	Bank of America N.A.	12/30/19	—
USD	212,181	JPY	22,752,205	Bank of America N.A.	12/30/19	372
USD	5,960	JPY	639,241	Bank of America N.A.	12/30/19	9
MXN	3,932,796	USD	197,934	Morgan Stanley	12/18/19	(1,072)
MXN	298,662	USD	15,148	Morgan Stanley	12/18/19	(198)
MXN	6,503	USD	327	JPMorgan Chase Bank N.A.	12/31/19	(2)
USD	14,177	MXN	278,886	JPMorgan Chase Bank N.A.	12/31/19	243
NOK	6,518,007	USD	727,399	Goldman Sachs & Co.	12/18/19	(10,072)
NOK	630,427	USD	70,317	Goldman Sachs & Co.	12/18/19	(937)
USD	126,155	NOK	1,144,378	Goldman Sachs & Co.	12/18/19	212
USD	114,922	NOK	1,028,675	Goldman Sachs & Co.	12/18/19	1,713
NZD	422,176	USD	265,959	UBS AG	12/18/19	(1,130)
USD	37,725	NZD	59,218	UBS AG	12/18/19	577
USD	374,343	NZD	582,145	UBS AG	12/18/19	9,166
PEN	443,771	USD	131,018	Goldman Sachs & Co.	12/18/19	231
USD	1,358,448	PEN	4,543,195	Goldman Sachs & Co.	12/18/19	14,764
USD	131,774	PEN	439,203	Goldman Sachs & Co.	12/18/19	1,876

USD	21,873	PEN	73,812	Goldman Sachs & Co.	12/18/19	43
PLN	1,082,533	USD	271,966	Goldman Sachs & Co.	12/18/19	(1,710)
PLN	547,036	USD	136,783	Goldman Sachs & Co.	12/18/19	(215)
USD	283,765	PLN	1,133,032	Goldman Sachs & Co.	12/18/19	902
USD	366,420	PLN	1,449,154	Goldman Sachs & Co.	12/18/19	4,637
USD	37,665	PLN	147,536	Goldman Sachs & Co.	12/18/19	832
RUB	16,370,399	USD	247,334	Goldman Sachs & Co.	12/18/19	2,562
RUB	1,168,956	USD	18,018	Goldman Sachs & Co.	12/18/19	(173)
USD	272,517	RUB	17,539,355	Goldman Sachs & Co.	12/18/19	4,777
SEK	5,769	USD	597	Goldman Sachs & Co.	12/30/19	(7)
USD	1,074	SEK	10,409	Goldman Sachs & Co.	12/30/19	10
USD	25,900	SEK	250,267	Goldman Sachs & Co.	12/30/19	316
USD	48,799	SGD	66,952	Bank of America N.A.	12/31/19	308
USD	306,910	THB	9,382,246	Goldman Sachs & Co.	12/18/19	(308)
USD	33,364	THB	1,016,554	Goldman Sachs & Co.	12/18/19	77
						$12,218

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	1	December 2019	$100,000	$130,313	$(1,502)
U.S. Treasury 10-Year Ultra Notes	2	December 2019	$200,000	284,812	(4,786)
				$415,125	$(6,288)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$700,000	$11,811

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $221,948. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $24,354.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,065,774, which represented 9.1% of total net assets.

(5)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $228,276, which includes securities collateral of $24,225.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local foreign currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	156,875	61,629	—
Chemicals	138,959	39,628	—
Diversified Telecommunication Services	—	29,111	—
Equity Real Estate Investment Trusts (REITs)	1,261,508	549,115	—
Food Products	32,750	36,447	—
Household Durables	—	13,863	—
IT Services	296,225	13,518	—
Metals and Mining	19,325	10,869	—
Oil, Gas and Consumable Fuels	211,712	57,227	—
Pharmaceuticals	107,175	84,835	—
Real Estate Management and Development	—	398,450	—
Textiles, Apparel and Luxury Goods	30,133	29,948	—
Other Industries	2,338,668	—	—
U.S. Treasury Securities	—	1,757,723	—
Collateralized Mortgage Obligations	—	592,139	—
Commercial Mortgage-Backed Securities	—	493,469	—
Corporate Bonds	—	459,062	—
Asset-Backed Securities	—	380,622	—
Collateralized Loan Obligations	—	345,347	—
Exchange-Traded Funds	296,725	—	—
Temporary Cash Investments	1,375,389	—	—
Temporary Cash Investments - Securities Lending Collateral	204,051	—	—
	6,469,495	5,353,002	—
Other Financial Instruments
Swap Agreements	—	11,811	—
Forward Foreign Currency Exchange Contracts	—	71,382	—
	—	83,193	—

Liabilities
Other Financial Instruments
Futures Contracts	6,288	—	—
Forward Foreign Currency Exchange Contracts	—	59,164	—
	6,288	59,164	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.